Note 33 - Employee Benefits - Expenses for Defined Benefit Plans (Impact on Expense) (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Expenses for defined benefit plans:
Service cost	[1]	€ 171	€ 164	€ 229
Net interest cost (income)		(40)	(45)	(10)
Total expenses defined benefit plans		131	119	219
Expenses for defined contribution plans:
BVV		61	55	57
Other defined contribution plans		282	265	258
Total expenses for defined contribution plans		343	320	315
Expenses for post-employment benefit plans		474	439	534
Employer contributions to state-mandated benefit plans [abstract]
Pensions related payments social security in Germany		232	218	214
Contributions to pension fund for Postbanks postal civil servants		51	57	58
Further pension related state-mandated benefit plans		258	248	216
Total employer contributions to state-mandated benefit plans		542	523	488
Expenses for share-based payments:
Expenses for share-based payments, equity settled		426	436	405
Expenses for share-based payments, cash settled		64	43	29
Expenses for cash retention plans	[2]	471	448	418
Expenses for severance payments	[3]	€ 487	€ 293	€ 82

[1]	Severance related items under Service Costs are reclassified to Expenses for Severance payments
[2]	Including expenses for new hire awards and the acceleration of expenses not yet amortized due to the discontinuation of employment including those amounts which are recognized as part of the Group’s restructuring expenses
[3]	Excluding the acceleration of expenses for deferred compensation awards not yet amortized. Severance related items under Service Costs were reclassified to Expense for Severance payments